Accrued Expenses - Schedule of accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses
Construction in progress	$ 23,451	$ 16,621
Power related costs and remittances	11,114	32,632
Compensation	14,888	8,582
Insurance	7,490	3,660
Other	5,685	3,969
Total accrued expenses	$ 62,628	$ 65,464